SHORT TERM BANK CREDIT AND LONG TERM LOANS	12 Months Ended
Dec. 31, 2013
SHORT TERM BANK CREDIT AND LONG TERM LOANS [Abstract]
SHORT TERM BANK CREDIT AND LONG TERM LOANS
NOTE 12 -        SHORT TERM BANK CREDIT AND LONG TERM LOANS

a.	Terms of the long-term loans and balances:

		Interest Rate
	Currency of loan	December 31, 2013	Years of Maturity	December 31, 2013

Current maturities of long-term loan (2)		$2.50%-3.50%	2009-2014	$884

		Interest Rate
	Currency of loan	December 31, 2012	Years of Maturity	December 31, 2012

Long-term loan (1)	NIS	5.25%	2012-2014	$523
Long-term loan (2)		$2.50%-3.50%	2009-2014	2,477
Long-term loan (3)	NIS	Prime + 1%	2013	670
				3,670

Less - current maturities (1)				(290)
Less - current maturities (2)				(1,594)
Less - current maturities (3)				(670)

				$1,116

(1)
The original loan was received by Bental in 2009 from an Israeli bank in the amount of $1,400 to be repaid in quarterly installments over a five year period, commencing 2010.  On June 30, 2010, the remaining balance of the original loan, in the amount of $1,185, was repaid and a new loan in the same amount was taken. This new loan bears annual fixed interest of 5.25% and will be repaid until August 2014 in quarterly installments. The loan balance as of December 31, 2013 and 2012 was $248 (presented as part of the liabilities held for sale) and $523, respectively (with regard to covenants related to such loan see note 14(f)(3)).

(2)
Loans received by TAT from an Israeli bank in a total amount of $6,250 out of which $5,000 were received during year 2008 and additional $1,250 were received during year 2009. The loans amount was to be repaid in four annual installments commencing 2011. These loans bear quarterly interest of Libor + 3.5% and Libor + 1.85%, respectively. Through November, 2012 TAT prepaid $3,775, following which the remaining balance was $2,477. In September, 2011, TAT reached agreement with its lending bank to adjust certain financial covenants related to the said loans it was failing to meet at the time. On May 1, 2013, the Company made a payment of $1,593 in accordance with its payment schedule following which the remaining balance was $884. As of December 31, 2013 the Company met all financial covenants related to such loans (see also note 14(f)(2)).

(3)
On September 7, 2011, Bental received a loan from an Israeli bank in a total amount of NIS2.5 million (approximately $700), to be repaid in full at the end of a 24 month period (the "Term"). The principal amount bears interest of Prime + 1% payable on a quarterly basis and may be repaid at any time during the term upon Bental's discretion. On September 8, 2013 Bental made an on time repayment of the loan in the total amount of NIS2.5 million (approximately $693) (see also note 11(h)).

Group provided certain guarantees and covenants to secure its long-term loans, see note 14(e) and 14(f).

b.	As of December 31, 2013 TAT's short-term bank credit balance amounted to $26.

c.	Line of credit

On November 15, 2011, Limco-Piedmont renewed its line of credit with a U.S bank for an additional 21 month period ending on August 31, 2013 (not renewed further in 2013), for borrowings of up to $10,000 under certain conditions. $5,000 of this amount will stand for Limco and $5,000 will stand for Piedmont. The line of credit bears interest of Libor + 1.5%, and its utilization is subject to compliance with financial covenants agreed between the parties. As of December 31, 2012, approximately $688 of the total line of credit was utilized by Limco and Piedmont. In addition, as of December 31, 2012 Limco-Piedmont met all financial covenants related to such line of credit (see also note 14(f)(1)).